Operating Expenses - Summary of Operating Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Salaries and wages	₩ 4,215,810	₩ 4,123,680	₩ 3,974,233
Depreciation	2,605,594	2,605,128	2,530,252
Depreciation of right-of-use assets	398,716	404,175	442,627
Amortization of intangible assets	603,327	624,982	656,611
Commissions	1,125,944	965,461	1,115,477
Interconnection charges	507,567	500,081	534,025
International interconnection fee	192,008	172,529	240,254
Purchase of inventories	3,753,792	3,681,801	4,453,820
Changes of inventories	20,491	257,041	282,957
Sales commission	2,343,375	2,337,127	2,315,731
Service cost	2,296,324	2,102,875	1,610,261
Utilities	364,373	360,797	332,816
Taxes and dues	268,651	283,197	277,742
Rent	123,246	136,355	193,357
Insurance premium	66,717	71,018	82,404
Installation fee	154,542	132,117	155,178
Advertising expenses	171,400	132,466	150,166
Research and development expenses	168,969	156,940	165,028
Card service cost	3,114,047	2,941,669	3,066,766
Loss on disposal of property and equipment	71,417	75,879	71,233
Loss on disposal of intangible assets	3,885	3,207	5,965
Loss on disposal of right-of-use assets	11,457	7,844	4,502
Direct cost of government subsidies	42,732	31,447	23,248
Loss on disposal of investments in subsidiaries	13,727	0	7,586
Impairment loss on property and equipment	2,115	79,775	43,260
Impairment loss on intangible assets	3,747	211,637	61,899
Donations	10,981	20,745	98,659
Other allowance for bad debts	28,066	51,333	26,372
Others	823,242	947,008	949,790
Total	₩ 23,506,262	₩ 23,418,314	₩ 23,872,219